Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation – The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").
Principles of consolidation

Principles of consolidation – The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

Valuation of long-lived assets

Valuation of long-lived assets – The Company follows Accounting Standards Codification ("ASC") 360, "Property, Plant and Equipment". The Company periodically evaluates the carrying value of long-lived assets to be held and used, including intangible assets subject to amortization, when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved.

Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Please read Note 4 – "Receivables and Other Assets from YR TV Station under Arbitration for a discussion of impairment charges the Company recognized in 2011 related to our investment in Taiyuan JV and Taiyuan Ad Co.

Fair Value of Financial Instruments

Fair Value of Financial Instruments – Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.

Level 2 — Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Accounting standards require the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

For certain financial instruments, including cash, dividend payable, accrued liabilities, due to related parties and payable to TV station, it was assumed that the carrying amounts approximate fair value because of the near term maturities of such obligations.

Cash and cash equivalents

Cash and cash equivalents – Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Accounts receivable

Accounts receivable – Accounts receivable are stated at the amount management expects to collect from balances outstanding at the period end. Allowances for doubtful accounts receivable balances are recorded when circumstances indicate that collection is doubtful for particular accounts receivable or as a general reserve for all accounts receivable. Management estimates such allowances based on historical evidence such as amounts that are subject to risk and customer credit worthiness. Accounts receivable are written off if reasonable collection efforts are not successful.

Management periodically reviews the outstanding account balances for collectability.  Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Comprehensive income (loss)

Comprehensive income (loss) – The Company follows the Statement of Financial Accounting Standard ("SFAS") No. 130, Reporting Comprehensive Income. Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the Company, comprehensive income (loss) for the periods presented includes net income (loss) and foreign currency translation adjustments.

Income taxes

Income taxes – Alyst was subject to US federal, New York State and New York City taxes prior to the redomestication to the BVI through a merger with CNIH. China Networks was originally incorporated in the Cayman Islands and subsequently reincorporated in the BVI. China Networks is not subject to income taxes under the current laws of the Cayman Islands or BVI. PRC entities are subject to the PRC Enterprise Income tax at the applicable rates on taxable income at the commencement of operations.

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. Deferred income tax liabilities or assets are recorded to reflect the tax consequences in future differences between the tax basis of assets and liabilities and the financial reporting amounts at each year end. A valuation allowance is recognized if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized.

Foreign Currency

Foreign Currency – The functional currency of each foreign operation is the local currency. The consolidated financial statements of the Company are presented in United States Dollars ("US$"). Transactions in foreign currencies during the year are translated into US$ at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies on the balance sheet date are translated into US$ at the exchange rates prevailing on that date. Gains and losses on foreign currency transactions (if any) are included in the statement of operations.

Taiyuan JV and Taiyuan Ad Co translate their assets and liabilities into US$ at the current exchange rate at the end of the reporting period. Revenues and expenses are translated into US$ using the average exchange rate during the period. Gains and losses that result from the translation are included in other comprehensive income/loss.

Earnings per Common Share

Earnings per Common Share – The Company follows ASC 260, Earnings per Share, resulting in the presentation of basic and diluted earnings per share. Diluted earnings per common share assume that outstanding common shares were increased by shares convertible from preferred stock. Since the Company's common stock equivalents are not dilutive for the year ended December 31, 2018, 2017 and 2016, the basic and diluted earnings per share for those periods are the same.

Revenue Recognition

Revenue Recognition – Effective January 1, 2018, the Company adopted and implemented ASC 606, Revenue from Contracts with Customers. The adoption of ASC 606 did not impact the timing of revenue recognition in the Company's financial statements for the current or prior periods as the Company did not have any revenue earned for the years ended December 31, 2018, 2017 and 2016.

Use of estimates

Use of estimates – The preparation of the Company's financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to allowance for uncollectible accounts receivable, taxes, and contingencies. These estimates may be adjusted as more current information becomes available and any adjustment could be significant. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary.

Non-controlling interest in consolidated financial statements

Non-controlling interest in consolidated financial statements – ASC 810 establishes accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, "Leases" ("ASU 2016-02"), to make leasing activities more transparent and comparable, requiring most leases to be recognized by lessees on their balance sheets as right-of-use assets, along with corresponding lease liabilities. ASU 2016-02 is effective for annual periods beginning after December 31, 2018 and interim periods within that year, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements as the Company does not have any lease commitments as of December 31, 2018 and 2017.